OTHER CURRENT ASSETS	12 Months Ended
Jun. 26, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Note 6. OTHER CURRENT ASSETS

6. OTHER CURRENT ASSETS

As of June 26, 2021 and June 27, 2020, other current assets consist of the following:

	2021	2020

Investments	$3,036,791	$3,786,791
Excise Tax Receivable	-	5,254,595
Note Receivable (1)	1,339,000	-
Other Current Assets	3,494,183	110,227

Total Other Current Assets	$7,869,974	$9,151,613

(1)	See “Note 7 – Assets Held for Sale” for further information.

As of June 26, 2021 and June 27, 2020, investments included in other current assets consist of the following:

	ToroVerde Inc.	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL
	(1)	(2)	(3)

Fair Value as of June 29, 2019	$5,600,000	$2,209,000	$4,430,000	$779,791	$13,018,791

Non-Cash Additions	-	-	-	287,000	287,000
Unrealized Gain on Changes in Fair Value of Investments	-	1,294,843	2,492,822	-	3,787,665
Unrealized Loss on Changes in Fair Value of Investments	(5,600,000)	(2,753,843)	-	-	(8,353,843)
Transfer to Assets Held for Sale	-	(3,503,843)	(4,952,822)	-	(8,456,665)
Transferred Back from Assets Held for Sale	-	3,503,843	-	-	3,503,843

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791

Settlement of Liabilities	-	(750,000)	-	-	(750,000)

Fair Value as of June 26, 2021	$-	$-	$1,970,000	$1,066,791	$3,036,791

(1)	In July 2018, the Company purchased 9,000,000 common shares of ToroVerde Inc., an investment company focused on emerging international cannabis markets, for an aggregate purchase price of $5,000,000, or $0.56 per common share, amounting to 14.3% of the outstanding common shares. As the Company was not deemed to exert any significant influence, the investment was recorded at FVTPL as of June 26, 2021 and June 27, 2020. As of June 26, 2021, the Company holds 14.3% of the equity ownership and voting interests in this investment.

(2)	In July 2018, the Company purchased units of The Hacienda Company, LLC, a California limited liability company, which owns Lowell Herb Co., a California-based cannabis brand known for its pack of pre-rolls called Lowell Smokes, for an aggregate purchase price of $1,500,000, amounting to 3.2% of the outstanding units. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 26, 2021 and June 27, 2020. As of June 26, 2021 and June 27, 2020, the Company holds 0% and 3.2%, respectively, of the equity ownership and voting interests in this investment.

(3)	In October 2018 and March 2019, the Company purchased an aggregate of 125.3 units of Old Pal, a California-based brand that provides high-quality cannabis flower for its customers, for an aggregate purchase price of $2,000,000, amounting to approximately 10.0% of the outstanding units with 8.7% voting interests. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company decreased their level of ownership in which Old Pal no longer qualified under equity method accounting and elected the fair value option under ASC 825. The investment was previously recorded at FVTPL and the Company continues to measure Old Pal at the previously elected FVTPL under ASC 323 as of June 26, 2021. As of June 26, 2021, the Company holds 2.6% of the equity ownership and 1.4% of the voting interests in this investment.

During the year ended June 26, 2021, the Company entered into an agreement to exchange all of its investment in The Hacienda Company, LLC to settle outstanding balances totaling approximately $750,000. As of June 26, 2021, the Company’s investment balance in ToroVerde Inc. and The Hacienda Company, LLC was nil and nil, respectively. The Company determined that the fair value of its investment in Old Pal LLC was $1,970,000 as of June 26, 2021.

During the year ended June 27, 2020, the Company recorded a net loss on changes in fair value of investments of $4,566,178. As of June 27, 2020, the Company’s investment balance in ToroVerde Inc. and The Hacienda Company, LLC was nil and $750,000, respectively. The Company determined that the fair value of its investment in Old Pal LLC was $1,970,000 as of June 27, 2020.

The fair value of investments included in other current assets is considered a Level 3 categorization in the fair value hierarchy. Investments are measured at fair value using a market approach that is based on unobservable inputs.